25. PROVISIONS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2006
Labor Claims [member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 1,386	R$ 1,679
Estimated probably contingent amount	427	497
Customers Claims [member]
Disclosure of other provisions [line items]
Contigent liability amount	142	68
Estimated probably contingent amount	23	19
Other Civil Proceedings [member]
Disclosure of other provisions [line items]
Contigent liability amount	359	300
Estimated probably contingent amount	32	18
Tax Related To Urban Property Tax [member]
Disclosure of other provisions [line items]
Contigent liability amount	166	204
Estimated probably contingent amount	14	43
Tax Related To Urban Land Tax To Real Estate Properties [member]
Disclosure of other provisions [line items]
Contigent liability amount	85	79
Estimated probably contingent amount	4	4
Social Security Contributions On Profit Sharing Payments [member]
Disclosure of other provisions [line items]
Contigent liability amount	1,520	1,451
Estimated probably contingent amount	1,276	1,213
Regulatory [member]
Disclosure of other provisions [line items]
Contigent liability amount	345	280
Estimated probably contingent amount	52	36
Other legal Actions [member]
Disclosure of other provisions [line items]
Contigent liability amount	46	41
Luz Para Todos' Program [member]
Disclosure of other provisions [line items]
Estimated probably contingent amount		1
Estimate contigent liability amount	356	322
Other Legal Proceedings [member]
Disclosure of other provisions [line items]
Estimated probably contingent amount	17	13
Estimate contigent liability amount	621	452
Employees [member]
Disclosure of other provisions [line items]
Contigent liability amount	295	289
Indemnity to employees amount			R$ 178
Indemnity to employees escrow deposit	286	282	R$ 122
Social Security Contributions [member]
Disclosure of other provisions [line items]
Contigent liability amount	110	112
Non-Homologation Of Offsetting Of Tax Credit [member]
Disclosure of other provisions [line items]
Contigent liability amount	203	160
Income Tax Withheld On Capital Gain [member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 234	230
Income Tax Withheld On Capital Gain [member] | Parati S.A [member]
Disclosure of other provisions [line items]
Equity Interest	100.00%
Income Tax Withheld On Capital Gain [member] | Luce Brasil Equity Investment Fund [member]
Disclosure of other provisions [line items]
Equity Interest	75.00%
Income Tax Withheld On Capital Gain [member] | Light s.a. ('light') [member]
Disclosure of other provisions [line items]
Equity Interest	13.03%
The Social Contribution Tax On Net Income (CSLL) [member]
Disclosure of other provisions [line items]
Contigent liability amount	R$ 425	400
Public Lighting Contribution (CIP) [member]
Disclosure of other provisions [line items]
Estimate contigent liability amount	1,072	959
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [member]
Disclosure of other provisions [line items]
Contigent liability amount	376	343
Tariff Increases [member]
Disclosure of other provisions [line items]
Contigent liability amount	357	327
Environmental Claims [member]
Disclosure of other provisions [line items]
Contigent liability amount	186	165
Estimate contigent liability amount	106	95
Other Contingent Liabilities [member]
Disclosure of other provisions [line items]
Contigent liability amount	448	426
Estimate contigent liability amount	167	R$ 149
ICMS (Local State Value Added Tax) [member]
Disclosure of other provisions [line items]
ICMS (local state value added tax) principal amount	17
ICMS (local state value added tax) penalty	27
ICMS (local state value added tax) interest amount	11
Contingency expiry by limitation of time	R$ 107